Organization and Nature of Operations (Details)	12 Months Ended								0 Months Ended				0 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($) entity	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Consolidated VIEs CNY	Dec. 31, 2013 Consolidated VIEs CNY	Dec. 31, 2012 Consolidated VIEs CNY	Apr. 30, 2009 HZ Leihuo employee	Apr. 15, 2009 HZ Leihuo Operating Agreement	Apr. 15, 2009 HZ Leihuo Proxy Agreement	Apr. 15, 2009 HZ Leihuo Exclusive Purchase Option Agreements	Dec. 31, 2014 StormNet IT SH and StormNet IT HK Joint Venture company	Feb. 03, 2000 Guangzhou NetEase and Guangyitong Advertising Operating Agreement	May 12, 2010 Guangzhou NetEase and Guangyitong Advertising Shareholder Voting Rights Trust Agreement	May 12, 2000 Guangzhou NetEase and Guangyitong Advertising Shareholder Voting Rights Trust Agreement	Jun. 06, 2000 Guangzhou NetEase and Guangyitong Advertising Letter of Agreement	May 31, 2014 Guangzhou NetEase Bo Ding	May 31, 2014 Guangzhou NetEase William Lei Ding	May 31, 2014 Guangzhou NetEase One Chinese employee	May 31, 2014 Guangyitong Advertising Bo Ding
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity								2
Number of companies in joint venture												2
Total assets of all the consolidated VIEs		3,449,055,000	2,616,962,000
Total liabilities of all the consolidated VIEs		3,304,133,000	2,624,377,000
Net revenues	1,887,766,000	11,712,834,000	9,196,175,000	8,200,956,000	11,293,218,000	9,263,978,000	8,264,780,000
Net (loss)/income	772,927,000	4,795,705,000	4,445,218,000	3,586,570,000	139,560,000	(29,335,000)	(134,519,000)
Net cash provided by operating activities					368,209,000	143,403,000	180,462,000
Net cash used in investing activities					(148,982,000)	(220,809,000)	(173,649,000)
Net cash (used in)/provided by financing activities					2,508,000	(9,697,000)	(227,452,000)
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves					0
Registered capital of VIEs					199,100,000
Non-distributable statutory reserves of the consolidated VIEs					13,200,000
Number of entities for which the company has a variable interest but is not the primary beneficiary	0	0
Term of principal (or amended principal) agreement									20 years	20 years	20 years		20 years	20 years	10 years	20 years
Ownership percentage, owned by noncontrolling owners																	10.00%		1.00%
Percentage of ownership transferred																		9.00%	1.00%	20.00%
Ownership percentage,owned by parent, after transaction																		99.00%